Intangible Assets - Summary of Reconciliation of Provision for Impairment of Intangible Assets (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [abstract]
Amount at beginning of year	$ 429
Increase charged to profit or loss	1,399	$ 429
Result from net monetary position	152
Translation differences	146
Amount at end of year	$ 2,126	$ 429